Long-Term Investments (Tables)	6 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of investment in equity investees
	December 31, 2022	June 30, 2022
	(unaudited)
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$1,137,179	$1,182,195
Urban Tea Management Inc. (“Meno”)	310,000	310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Less: Share of results of equity investees	(289,483)	(299,194)
Impairment of investment in equity investees	(412,707)	(412,707)
	$1,064,989	$1,100,294